Other Income, Net - Summary of Other Income, Net (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Other Income and Expenses [Abstract]
Government grants		¥ 8,608		¥ 15,819	¥ 13,938
Merchant penalty income	[1]	8,598		12,383
Refund from depositary bank (Note 14(3))		4,058		12,096	1,303
Exchange (losses)/gains		1,214	$ 192	5,574	(4,136)
Gains/(losses) on disposal of property and equipment		(448)		1,468	666
Others		3,397		2,545	(299)
Total		¥ 25,427	$ 4,011	¥ 49,885	¥ 11,472

[1]	Merchant penalty income represents the penalties charged to the merchants that have quality and/or service issues based on the agreements with the merchants. The Company may use the penalty received from the merchants to settle its users’ complaints. The penalties are therefore recorded in other payables when received and recognized as other income when the Company considers the possibility of the penalty to be paid out is remote.